SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2022
Segment Information
SUMMARY OF REPORTABLE SEGMENTS

The segment information for the reportable segments is as follows:

2022	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	6,001,421	793,395	6,794,816
Other income	-	2,783,391	2,783,391
Finance income	-	36,256	36,256
Total segment revenue & other income	6,001,421	3,613,042	9,614,463

Segment expenses
Depreciation and amortisation	-	(578,668)	(578,668)
Finance costs	-	(15,215)	(15,215)
Raw materials and change in inventories	(2,951,815)	(61,719)	(3,013,534)
Commissions	(156,625)	-	(156,625)
Employee benefits expenses	(1,235,657)	(4,632,998)	(5,868,655)
Advertising and promotional expenses	(1,079,291)	(806,111)	(1,885,402)
Professional fees	(21,685)	(1,813,759)	(1,835,444)
Research and development expenses	-	(705,507)	(705,507)
Impairment expenses	-	(564,161)	(564,161)
Other expenses	(721,226)	(1,433,149)	(2,154,375)
Total segment expenses	(6,166,300)	(10,611,286)	(16,777,586)

Income tax credit/(expense)	-	32,125	32,125
Loss for the period	(164,879)	(6,966,119)	(7,130,998)
Total Segment Assets	2,668,618	18,133,080	20,801,698
Total Segment Liabilities	(1,969,878)	(2,400,749)	(4,370,627)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2021	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	-	120,554	120,554
Other income	-	1,559,961	1,559,961
Finance income	-	62,394	62,394
Total segment revenue & other income	-	1,742,909	1,742,909

Segment expenses
Depreciation and amortisation	-	(386,277)	(386,277)
Finance costs	-	(16,338)	(16,338)
Raw materials and change in inventories	-	(170,457)	(170,457)
Commissions	-	-	-
Employee benefits expenses	-	(3,868,331)	(3,868,331)
Advertising and promotional expenses	-	(436,274)	(436,274)
Professional fees	-	(1,461,401)	(1,461,401)
Research and development expenses	-	(1,165,531)	(1,165,531)
Impairment expenses	-	(32,048)	(32,048)
Other expenses	-	(1,283,871)	(1,283,871)
Total segment expenses	-	(8,820,528)	(8,820,528)

Income tax credit/(expense)	-	-	-
Loss for the period	-	(7,077,619)	(7,077,619)
Total Segment Assets	-	22,971,688	22,971,688
Total Segment Liabilities	-	(1,438,653)	(1,438,653)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2020	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	-	9,864	9,864
Other income	-	1,118,140	1,118,140
Finance income	-	22,525	22,525
Total segment revenue & other income	-	1,150,529	1,150,529

Segment expenses
Depreciation and amortisation	-	(258,361)	(258,361)
Finance costs	-	(72,080)	(72,080)
Raw materials and change in inventories	-	(101,433)	(101,433)
Commissions	-	-	-
Employee benefits expenses	-	(2,066,111)	(2,066,111)
Advertising and promotional expenses	-	(279,312)	(279,312)
Professional fees	-	(2,035,395)	(2,035,395)
Research and development expenses	-	(865,627)	(865,627)
Impairment expenses	-	-	-
Other expenses	-	(1,766,985)	(1,766,985)
Total segment expenses	-	(7,445,304)	(7,445,304)

Income tax credit/(expense)	-	-	-
Loss for the period	-	(6,294,775)	(6,294,775)
Total Segment Assets	-	15,632,979	15,632,979
Total Segment Liabilities	-	(1,640,372)	(1,640,372)